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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21338

Nicholas-Applegate Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105

(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	February 28, 2009

Date of reporting period:	November 30, 2008

Form N-Q is to be used by the management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2008 (unaudited)

Principal

Amount		Credit Rating

(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES-39.7%

	Advertising - 0.9%

$ 9,900	Affinion Group, Inc., 11.50%, 10/15/15	B3/B-	$5,841,000

	Apparel - 1.7%

11,065	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	6,694,325

5,160	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B+	3,689,400

			10,383,725

	Automotive - 2.3%

7,205	Accuride Corp., 8.50%, 2/1/15	Caa1/CCC	2,629,825

12,120	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	6,544,800

6,425	General Motors Corp., 8.375%, 7/15/33	Caa3/CCC+	1,445,625

8,775	Tenneco, Inc., 8.625%, 11/15/14	B3/B	3,290,625

			13,910,875

	Chemicals - 0.3%

4,110	Momentive Performance Materials, Inc., 9.75%, 12/1/14	B3/B	1,613,175

	Commercial Services - 1.6%

11,730	Cenveo Corp., 7.875%, 12/1/13	B3/B	5,938,313

10,040	Hertz Corp., 10.50%, 1/1/16	B2/B	4,066,200

			10,004,513

	Computers - 0.6%

8,925	Unisys Corp., 8.00%, 10/15/12	B2/B+	3,703,875

	Electric - 0.7%

6,385	Energy Future Holdings Corp., 10.875%, 11/1/17 (a) (b)	B3/B-	4,150,250

	Electronics - 1.3%

10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B+	7,880,438

	Financial Services - 3.8%

10,755	AMR Holdings Co., 10.00%, 2/15/15	B1/B	10,055,925

	Ford Motor Credit Co.,

9,205	7.00%, 10/1/13	B3/CCC+	3,876,686

6,920	9.875%, 8/10/11	B3/CCC+	3,254,012

6,930	GMAC LLC, 6.75%, 12/1/14	C/CC	2,253,719

8,710	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	3,745,300

			23,185,642

	Healthcare - 2.3%

6,325	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B	5,297,187

7,985	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	6,827,175

3,075	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB	1,675,875

			13,800,237

	Home Furnishings - 0.7%

6,200	Jarden Corp., 7.50%, 5/1/17	B3/B	4,061,000

	Hotels/Gaming - 0.4%

2,143	Mandalay Resort Group, 3.954%, 3/21/33, FRN (c)	Ba3/BB-	2,464,539

	Manufacturing - 2.0%

11,965	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	5,324,425

1,845	Park-Ohio Industries, Inc., 8.375%, 11/15/14	B3/B-	765,675

8,290	Polypore, Inc., 8.75%, 5/15/12	B3/B-	6,507,650

			12,597,750

	Metals & Mining - 1.1%

10,875	RathGibson, Inc., 11.25%, 2/15/14	B3/B	6,688,125

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2008 (unaudited)

Principal

Amount		Credit Rating

(000)		(Moody’s/S&P)	Value*

	Multi-Media - 1.3%

$11,321	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC	$3,056,670

1,000	Echostar DBS Corp., 7.125%, 2/1/16	Ba3/BB-	715,000

5,225	Mediacom LLC, 9.50%, 1/15/13	B3/B-	4,310,625

			8,082,295

	Office Furnishings - 0.8%

	Interface, Inc.,

4,165	9.50%, 2/1/14	B3/B-	3,352,825

1,415	10.375%, 2/1/10	B1/BB-	1,372,550

			4,725,375

	Oil & Gas - 0.5%

4,740	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	3,365,400

	Packaging & Containers - 0.5%

10,150	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	B3/B-	2,892,750

	Paper Products - 1.5%

10,030	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	5,616,800

11,055	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	3,869,250

			9,486,050

	Pipelines - 1.0%

8,900	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	5,963,000

	Retail - 3.3%

6,450	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC	1,644,750

2,125	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	1,583,125

4,975	Michaels Stores, Inc., 10.00%, 11/1/14	Caa1/CCC	1,592,000

11,420	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B	4,339,600

2,850	R.H. Donnelley, Inc., 11.75%, 5/15/15 (a) (b)	B1/B+	769,500

10,960	Rite Aid Corp., 8.625%, 3/1/15	Caa2/CCC	3,205,800

885	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/CCC+	517,725

9,650	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	6,513,750

			20,166,250

	Semi-Conductors - 1.1%

6,570	Amkor Technology, Inc., 9.25%, 6/1/16	B1/B+	3,876,300

10,595	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B3/B-	2,701,725

			6,578,025

	Software - 1.0%

10,605	First Data Corp., 9.875%, 9/24/15	B3/B	6,150,900

	Telecommunications - 7.2%

8,295	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	8,222,419

7,850	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	5,838,437

385	Cricket Communications, Inc., 9.375%, 11/1/14	B3/B-	307,519

11,640	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B (e)	C/D	116,400

4,698	Level 3 Financing, Inc., 12.25%, 3/15/13	Caa1/CCC+	2,724,840

10,240	MasTec, Inc., 7.625%, 2/1/17	B1/B+	7,731,200

10,010	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/BB	8,308,300

1,050	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BB	420,197

8,820	Nortel Networks Ltd., 10.75%, 7/15/16	B3/B-	2,601,900

4,615	Sprint Capital Corp., 8.75%, 3/15/32	Baa3/BB	2,403,423

12,155	West Corp., 11.00%, 10/15/16	Caa1/B-	5,287,425

			43,962,060

	Theaters - 1.3%

11,060	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	7,907,900

	Travel Services - 0.5%

12,440	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	3,047,800

	Total Corporate Bonds & Notes (cost-$449,839,445)		242,612,949

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2008 (unaudited)

Shares		Credit Rating

(000)		(Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK-31.6%

	Agriculture - 1.5%

	Bunge Ltd.,

108	4.875%, 12/31/49	Ba1/BB	$5,794,250

8	5.125%, 12/1/10	NR/BB	3,304,000

			9,098,250

	Banking - 6.4%

	Bank of America Corp.,

16	7.25%, 12/31/49, Ser. L	A1/A	9,597,492

202	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (d)	Aa2/AA	11,520,343

	Wachovia Corp.

483	13.15%, 3/30/09, Ser. GE (General Electric Co.) (d)	A1/AA-	7,967,942

347	14.10%, 4/1/09, Ser. JPM (JPMorgan Chase & Co.) (d)	A1/AA-	10,371,627

			39,457,404

	Commercial Services - 0.4%

162	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	2,275,636

	Electric - 4.0%

261	AES Trust III, 6.75%, 10/15/29	B3/B-	8,946,332

153	Entergy Corp., 7.625%, 2/17/09	NR/BBB	7,632,500

38	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	8,037,000

			24,615,832

	Financial Services - 9.8%

373	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	9,600,235

	Credit Suisse Group,

415	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (d)	A1/AA-	8,999,876

158	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (d)	A1/AA-	7,868,406

	Eksportfinans A/S,

371	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (d)	Aaa/AA+	14,016,890

107	10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (d)	Aaa/AA+	15,230,854

	Lehman Brothers Holdings, Inc.,

802	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (c) (d) (e)	B3/NR	2,580,029

123	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (c) (d) (e)	B3/NR	1,672,561

			59,968,851

	Hand/Machine Tools - 1.6%

16	Stanley Works, 3.774%, 5/17/12, FRN	A2/A	9,798,150

	Insurance - 2.5%

872	MetLife, Inc., 6.375%, 2/15/09	NR/BBB+	6,847,555

311	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	8,131,251

			14,978,806

	Metals & Mining - 0.3%

43	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	1,818,856

	Oil & Gas - 1.1%

105	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	6,921,495

	Pharmaceuticals - 1.9%

74	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	11,542,844

	Real Estate (REIT) - 0.4%

501	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/CCC+	2,631,038

	Sovereign - 1.7%

143	Svensk Exportkredit AB, 12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (d)	Aa1/AA+	10,088,973

	Total Convertible Preferred Stock (cost-$331,008,182)		193,196,135

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2008 (unaudited)

Principal

Amount		Credit Rating

(000)		(Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES-20.3%

	Automotive - 0.7%

$14,260	Ford Motor Co., 4.25%, 12/15/36	Caa2/CCC-	$4,456,250

	Commercial Services - 0.3%

1,715	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B	1,633,538

	Computers - 1.2%

8,260	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	7,217,175

	Electrical Components & Equipment - 0.8%

18,350	JA Solar Holdings Co. Ltd., 4.50%, 5/15/13	NR/NR	5,174,700

	Entertainment - 2.1%

17,100	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	12,654,000

	Financial Services - 2.3%

16,000	Prudential Financial, Inc., 1.189%, 12/15/37, FRN	A3/A+	14,156,800

	Oil & Gas - 2.5%

9,320	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	7,572,500

9,500	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	8,086,875

			15,659,375

	Pharmaceuticals - 1.2%

8,005	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	Ba2/BB+	7,174,481

	Real Estate (REIT) - 3.1%

16,125	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB-	6,329,062

18,500	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	12,857,500

			19,186,562

	Retail - 2.8%

18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	16,959,525

	Telecommunications - 3.3%

12,750	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/C	8,925,000

10,175	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	8,521,562

14,995	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	2,549,150

			19,995,712

	Total Convertible Bonds & Notes (cost-$176,653,035)		124,268,118

U.S. GOVERNMENT SECURITIES-5.4%

	United States Treasury Notes,

22,035	12.50%, 8/15/14		23,753,047

9,225	13.25%, 5/15/14		9,733,104

	Total U.S. Government Securities (cost-$34,746,607)		33,486,151

SHORT-TERM INVESTMENTS-3.0%

	Time Deposit-0.6%

3,762	Citibank―London, 0.25%, 12/1/08

	(cost-$3,761,613)		3,761,613

	United States Treasury Notes―2.4%

1,400	6.00%, 8/15/09

	(cost-$14,566,563)		14,508,606

	Total Short-Term Investments (cost-$18,328,176)		18,270,219

	Total Investments (cost-$1,010,575,445)—100.0%		$611,833,572

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2008 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Private Placement. - Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $17,573,750, representing 2.9% of total investments.
(c)	Fair-Valued - Securities with an aggregate value of $6,717,129 representing 1.1%, of total investments.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(e)	Issuer in default.

Glossary:
FRN ― Floating Rate Note. The interest rate disclosed reflects the rate in effect on November 30, 2008.
NR ― Not Rated
REIT ― Real Estate Investment Trust

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
November 30, 2008 (unaudited)

Fair Value Measurements—Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1— quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized multi-dimensional pricing model fair value techinques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities

Level 1 — Quoted Prices	$92,653,138

Level 2 — Other Significant Observable Inputs	495,595,023

Level 3 — Significant Unobservable Inputs	23,585,411

Total	$611,833,572

A roll forward of fair value measurement using significant unobservable inputs (Level 3) at November 30, 2008, was as follows:

Investments in Securities

Beginning balance, February 29, 2008	$3,006,875

Net purchases (sales) and settlements	21,160,827

Accrued discounts (premiums)	18,076

Total realized and unrealized gain (loss)	(4,852,958)

Transfers in and/or out of Level 3	4,252,591

Ending balance, November 30, 2008	$23,585,411

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 28, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 28, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 28, 2009